Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Weighted Average Shares Used in Earnings Per Share Calculation

The weighted average shares used in calculating earnings per share were:

	2016	2015	2014
Weighted average shares basic	88.2	88.2	92.1
Effect of dilutive securities:
stock options/share awards	0.2	0.2	0.3

Weighted average shares diluted	88.4	88.4	92.4